Putnam
U.S. Government
Income Trust


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-99


[LOGO: BOSTON * LONDON * TOKYO]


Fund highlights

* "[Fund Manager] Michael Martino. . .sticks to a conservative strategy with this fund. For one thing, in keeping with a Putnam-wide policy, he doesn't tend to make big duration bets. Additionally, he says that investors don't like to see complicated securities in their government-bond funds. Thus, he avoids both potentially risky mortgage derivatives and even tamer CMOs. Instead he stocks this mortgage-heavy portfolio with plain-vanilla GNMA passthroughs and Treasuries."

                      -- Morningstar Mutual Funds, December 7, 1998

* "Mortgage-backed securities. . .which represent an ownership interest in mortgage loans made by financial institutions, have held their own lately, as rising interest rates reduced the mortgage prepayments that can hurt these securities. The average fund that invests in mortgage-backed securities rose 0.62% in the first quarter (of 1999)."

                      -- The Wall Street Journal, April 5, 1999

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

15 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam U.S. Government Income Trust continued to benefit from risk-averse global investors' focus on quality during the first half of its current fiscal year, the six months ended March 31, 1999.

During the period, however, the improvement in many of the world's other markets encouraged investors to start moving assets from the safe haven of U.S. Treasury bonds. As a result, we have begun to see a return of prices and yields of Treasuries to more typical levels. Nevertheless, Fund Managers Michael Martino and Kevin Cronin remain optimistic about prospects for the market and your fund during the second half of fiscal 1999.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 19, 1999



Report from the Fund Managers
Michael Martino
Kevin M. Cronin

U.S. government securities performed well early in the fourth quarter of 1998, before the value offered by other sectors of the bond market pulled investors away. Demand for U.S. Treasuries waned. As a result, while these securities offered steady returns, their performance moderated over the first half of Putnam U.S. Government Income Trust's fiscal year. Mortgage-backed securities, on the other hand, held their own as a slight rise in interest rates reduced prepayment activity.

Within this environment, a neutral positioning strategy enabled the fund to post a total return generally in line with the GNMA mortgage-backed security market during the six months ended March 31, 1999. The fund's class A shares returned 0.61% at net asset value (-4.15% at public offering price) for the period, while its benchmark index, the Lehman Brothers Mortgage-Backed Securities Index, returned 1.79% over the same six-month time frame. Please see page 9 for more performance information, including the results for class B and class M shares.

* STABILITY RETURNS TO FIXED-INCOME MARKETS

During the fourth quarter of 1998 and the first quarter of 1999, the fixed-income markets rebounded from the dramatic flight to quality they experienced in response to global economic turmoil in the third quarter of 1998. Motivated by problems in emerging markets such as Russia and those in Southeast Asia -- as well as concern over possible currency devaluations in Latin America -- investors flocked to the safe haven of U.S. Treasuries. All other segments of the fixed-income markets suffered.

The Federal Reserve Board responded to a lack of liquidity in the bond markets by implementing a series of three 0.25 percentage point cuts in the federal funds rate from late September through mid November. These moves encouraged investors to return to non-Treasury sectors, bringing their prices and yields relative to Treasuries back to more typical levels. Overall, interest rates reached their nadir in the fourth quarter, remained relatively flat until the end of 1998, and rose modestly during the first three months of 1999.

In the meantime, the U.S. economy remained strong, but no significant inflationary pressures surfaced. Observing that global economic problems did not seem to be impeding the progress of U.S. economic growth, the Fed pulled away from its bias toward lower rates and signaled a shift to a more neutral stance.

* FUND DURATION ADJUSTED TO NEUTRAL STANCE

During the first two months of the semiannual period ended March 31, 1999, your fund benefited from a slightly long duration relative to others in its category as well as an increased focus on GNMA mortgage-backed securities. Duration is a measure of the portfolio's interest-rate sensitivity; the longer the duration, the more sensitive the fund will likely be to a change in interest rates. The fund also was positioned to take advantage of a modest flattening of the yield curve -- a representation of the difference between short-term and long-term interest rates. Having benefited from these positions during the tail end of the market turmoil in the latter stages of 1998, we shifted the fund's structure in November, and its positioning over the period's remaining four months reflected a more neutral outlook toward the markets.


[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION

                             3/31/98     9/30/98     3/31/99

Average effective maturity     5.0         7.0         7.1

Duration                       1.8         3.1         3.2

Footnote reads:
This chart depicts the fund's average effective maturity and duration at 6-month intervals over the 12 months ended 3/31/99. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


With no strong indication of the future direction of interest rates, we have brought the fund's duration back to its neutral target of about 3.2 years. Similarly, with neither mortgages nor Treasuries offering compelling values, your fund's allocation to those two sectors reflected a neutral stance. GNMA mortgage-backed securities comprised nearly 83% of the portfolio at the end of the period, with most of the remainder invested in U.S. Treasury securities.

The stated interest rates, or coupons, of your fund's GNMA investments generally were clustered in the 6.5% to 7.5% range. While there was ample supply in this area, most higher-coupon securities in the 9% to 9.5% range were removed from the market as mortgage holders took advantage of declining interest rates to refinance their home loans at more attractive levels. We believe that your fund's investments in 6.5% to 7.5% coupons expose the portfolio to little prepayment risk, which is the chance that mortgage holders will pay off the principal on their loans before maturity, leaving the fund to invest that principal in securities that offer potentially lower yields.

At the end of the semiannual period, "neutral" was the word to describe your fund's U.S. Treasury positions as well. Since we did not anticipate any significant moves along the Treasury yield curve, the fund's investments were equally weighted among Treasury securities with varying maturities. We will watch the markets closely for opportunities to shift duration, increase exposure to bonds with particular maturities, or re-allocate assets from Treasuries to GNMAs. At this point, however, we find no compelling reason to do so.


[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATIONS (3/31/99)]

PORTFOLIO ALLOCATIONS (3/31/99)*

Cash and short-term
investments -- 2.0

U.S. Treasury
securities -- 15.3%

Mortgage-backed
securities -- 82.7%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association (GNMA). Allocations will vary over time.


* OUTLOOK FOR GENERALLY TAME ENVIRONMENT

Concerns linger about the effect potential problems in the emerging markets might have on the U.S. economy. In addition, events in Kosovo may trigger another flight to quality, although investors have shrugged off that situation so far. In addition, emerging markets have rebounded about three quarters of the way back to where they were before the global economic downturn started in late 1997. The U.S. government securities market experienced some redemptions from Japanese investors as they prepared for the end of their fiscal year on March 31. With that date past, we may see an influx of Japanese capital back into the U.S. bond market.

Looking more closely at domestic issues, the economy may strengthen over the next few months to the point at which inflation concerns emerge. If that situation develops, increases in interest rates -- and concurrent decreases in bond prices -- could present buying opportunities. From mid 1999 on, however, we expect the economy to slow somewhat, with inflation remaining in check. One statistic that bears watching is the price of oil. If the price of crude oil rises from its current level of $13 to $14 per barrel to $16.50 or more, we could see an increase in the producer price index. At the same time, we believe this kind of increase would have little effect on the consumer price index. Overall, we expect a tame investment environment with inflation in check and a slightly slower economy. As a result, we believe the Fed will keep the fed funds rate unchanged throughout 1999. We intend to continue to maintain a neutral stance with your fund until developments call for a shift in strategy.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/99, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Government Income Trust is designed for investors seeking current income consistent with capital preservation. The fund invests exclusively in securities backed by the full faith and credit of the United States government and in repurchase agreements and forward commitments with respect to these securities.


TOTAL RETURN FOR PERIODS ENDED 3/31/99

                                Class A           Class B           Class M
(inception date)               (2/8/84)          (4/27/92)         (2/6/95)
                             NAV      POP      NAV     CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                     0.61%   -4.15%    0.24%   -4.64%    0.47%   -2.83%
------------------------------------------------------------------------------
1 year                       5.68     0.66     4.92    -0.04     5.39     1.95
------------------------------------------------------------------------------
5 years                     40.92    34.24    35.65    33.65    38.99    34.50
Annual average               7.10     6.07     6.29     5.97     6.81     6.11
------------------------------------------------------------------------------
10 years                   111.45   101.37    95.51    95.51   105.45    98.72
Annual average               7.78     7.25     6.93     6.93     7.47     7.11
------------------------------------------------------------------------------
Life of fund               240.88   224.73   199.15   199.15   222.75   212.28
Annual average               8.44     8.09     7.51     7.51     8.05     7.81
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/99

                                           Lehman Bros.
                                          Mortgage-Backed       Consumer
                                         Securities Index     price index
------------------------------------------------------------------------------
6 months                                       1.79%              0.98%
------------------------------------------------------------------------------
1 year                                         6.28               1.73
------------------------------------------------------------------------------
5 years                                       46.59              12.09
Annual average                                 7.95               2.31
------------------------------------------------------------------------------
10 years                                     138.84              34.91
Annual average                                 9.10               3.04
------------------------------------------------------------------------------
Life of fund                                 340.37              61.92
Annual average                                10.27               3.23
------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/99

                                       Class A       Class B      Class M
------------------------------------------------------------------------------
Distributions (number)                    6             6            6
------------------------------------------------------------------------------
Income                                 $0.408       $0.360        $0.390
------------------------------------------------------------------------------
Capital gains                            --           --            --
------------------------------------------------------------------------------
  Total                                $0.408       $0.360        $0.390
------------------------------------------------------------------------------
Share value:                        NAV      POP      NAV      NAV      POP
------------------------------------------------------------------------------
9/30/98                           $13.28   $13.94  $13.22    $13.25   $13.70
------------------------------------------------------------------------------
3/31/99                            12.95    13.60   12.89     12.92    13.35
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1              6.12%    5.83%   5.49%     5.85%    5.66%
------------------------------------------------------------------------------
Current 30-day SEC yield2           5.82     5.54    5.06      5.56     5.45
------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Mortgage-Backed Securities Index is an unmanaged list of GNMA bonds. This index assumes reinvestment of all distributions and interest payments, does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
March 31, 1999 (Unaudited)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (97.6%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE

U.S. Government Agency Mortgage Obligations  (82.4%)
--------------------------------------------------------------------------------------------------------------------------
                     Government National Mortgage Association
                       Pass-Through Certificates
     $       86,969    16s, with due dates from October 15, 2011 to
                       November 15, 2011                                                                          $104,010
            155,794    15s, with due dates from July 15, 2011 to
                       March 15, 2013                                                                              186,222
            115,427    14s, with due dates from July 15, 2014 to
                       January 20, 2015                                                                            135,632
            802,809    13 1/2s, with due dates from March 15, 2011 to
                       June 20, 2015                                                                               937,803
            662,397    13s, with due dates from December 15, 2010 to
                       September 20, 2015                                                                          763,796
             10,989    12 3/4s, October 15, 2013                                                                    12,500
            367,537    12 1/2s, with due dates from June 15, 2010 to
                       November 20, 2015                                                                           417,913
             27,797    12 1/4s, January 15, 2014                                                                    31,272
            369,522    12s, with due dates from April 20, 2014 to
                       March 20, 2016                                                                              418,136
          1,907,326    11 1/2s, with due dates from April 15, 2010 to
                       November 15, 2019                                                                         2,146,555
          1,954,742    11s, with due dates from November 20, 2013 to
                       June 20, 2019                                                                             2,161,807
             23,514    11s, Midget, with due dates from July 15, 2000 to
                       July 15, 2000                                                                                25,711
            137,756    10 7/8s, February 15, 2010                                                                  150,827
         16,510,555    10 1/2s, with due dates from April 15, 2010 to
                       November 15, 2021                                                                        18,079,718
            624,436    10s, with due dates from October 15, 2009 to
                       January 20, 2021                                                                            675,558
         64,074,678    9 1/2s, with due dates from June 15, 2009 to
                       March 15, 2029                                                                           69,110,076
         74,203,804    9s, with due dates from November 15, 2004 to
                       January 15, 2025                                                                         79,442,066
        105,500,141    8 1/2s, with due dates from August 15, 2004 to
                       March 15, 2027                                                                          111,812,240
          8,459,228    8 1/2s, Midget, with due dates from May 15, 2001 to
                       January 15, 2008                                                                          8,924,476
        360,402,955    8s, with due dates from January 15, 2001 to
                       January 15, 2028                                                                        376,323,832
         30,044,751    8s, Midget, with due dates from January 15, 2008 to
                       November 15, 2009                                                                        31,058,759
        436,210,835    7 1/2s, with due dates from March 15, 2001 to
                       October 15, 2027                                                                        449,966,445
        896,106,224    7s, with due dates from March 15, 2022 to
                       December 15, 2028                                                                       910,570,820
        114,760,430    7s, Midget, with due dates from October 15, 2007 to
                       November 15, 2022                                                                       117,700,259
        661,525,401    6 1/2s, with due dates from May 15, 2023 to
                       April 15, 2028                                                                          658,861,728
         50,327,097    6s, with due dates from November 15, 2028 to
                       December 15, 2028                                                                        48,895,794
             63,867    5 1/2s, May 15, 2017                                                                         66,980
                     Government National Mortgage Association
                       Graduated Payment Mortgages
              6,266    15s, September, 2012                                                                          7,347
             29,217    13 3/4s, with due dates from September 20, 2014 to
                       November 20, 2014                                                                            33,234
             94,556    13 1/2s, with due dates from March 15, 2011 to
                       June 15, 2012                                                                               108,030
            118,987    13 1/4s, with due dates from October 15, 2014 to
                       December 20, 2014                                                                           134,888
             18,370    13s, December 15, 2010                                                                       20,853
            540,067    12 3/4s, with due dates from October 15, 2013 to
                       July 20, 2015                                                                               613,176
            572,855    12 1/4s, with due dates from August 15, 2013 to
                       May 15, 2015                                                                                643,685
          1,075,656    11 1/4s, with due dates from June 15, 2013 to
                       January 15, 2016                                                                          1,173,808
            154,217    10 3/4s, with due dates from January 15, 2016 to
                       February 15, 2016                                                                           169,253
            367,711    10 1/4s, with due dates from March 15, 2016 to
                       December 15, 2020                                                                           395,749
            862,462    10s, with due dates from November 15, 2009 to
                       January 20, 2010                                                                            937,927
            954,908    9 1/4s, with due dates from April 15, 2016 to
                       November 15, 2019                                                                           995,787
                                                                                                            --------------
                                                                                                             2,894,214,672

U.S. Treasury Obligations  (15.2%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
         87,940,000    5 1/4s, February 15, 2029                                                                83,130,561
         50,000,000    5 1/4s, November 15, 2028                                                                46,633,000
                     U.S. Treasury Notes
         50,000,000    6 1/8s, August 15, 2007                                                                  52,343,500
         51,500,000    5 5/8s, May 15, 2008                                                                     52,425,455
        100,000,000    5 1/2s, January 31, 2003                                                                101,047,000
        200,000,000    5s, February 28, 2001                                                                   200,031,949
                                                                                                            --------------
                                                                                                               535,611,465
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $3,388,163,157)                                                                $3,429,826,137

SHORT-TERM INVESTMENTS  (1.9%) (a) (cost $67,754,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $67,754,000  Interest in $500,000,000 joint tri-party repurchase agreement dated March 31, 1999 with Goldman Sachs
                       due April 1, 1999 with respect to various U. S. Treasury
                       obligations -- maturity value of $67,763,222 for an
                       effective yield of 4.90%                                                             $   67,754,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments  (cost $3,455,917,157) (b)                                           $3,497,580,137
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,514,010,086.

  (b) The aggregate identified cost on a tax basis is $3,458,337,752, resulting in gross unrealized appreciation and depreciation of $55,111,075, and $15,868,690, respectively, or net unrealized appreciation of $39,242,385.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
March 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,455,917,157) (Note 1)                                        $3,497,580,137
-----------------------------------------------------------------------------------------------
Cash                                                                                        757
-----------------------------------------------------------------------------------------------
Interest receivable                                                                  22,289,364
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                8,471,835
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,528,342,093

Liabilities
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            7,350,348
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,703,565
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              518,648
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            81,665
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7,551
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,542,485
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  127,745
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    14,332,007
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,514,010,086

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,805,934,660
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (7,205,820)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (326,381,734)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           41,662,980
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,514,010,086

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,064,841,087 divided by 159,467,151 shares)                                           $12.95
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $12.95)*                                  $13.60
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,277,802,137 divided by 99,127,034 shares)**                                          $12.89
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($150,030,817 divided by 11,607,803 shares)                                              $12.92
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $12.92)*                                  $13.35
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($21,336,045 divided by 1,648,255 shares)                                                $12.94
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31, 1999 (Unaudited)
Interest income                                                                    $118,480,971
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      7,559,171
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        2,670,022
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        17,000
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         15,213
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 2,601,822
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 6,457,299
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   392,195
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  49,153
-----------------------------------------------------------------------------------------------
Auditing                                                                                 45,810
-----------------------------------------------------------------------------------------------
Legal                                                                                    27,053
-----------------------------------------------------------------------------------------------
Postage                                                                                 198,865
-----------------------------------------------------------------------------------------------
Other                                                                                   151,497
-----------------------------------------------------------------------------------------------
Total expenses                                                                       20,185,100
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (263,488)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         19,921,612
-----------------------------------------------------------------------------------------------
Net investment income                                                                98,559,359
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (4,474,181)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (78,593,819)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                             (83,068,000)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 15,491,359
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                          1999*            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    98,559,359  $  207,562,768
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              (4,474,181)     30,743,304
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                           (78,593,819)     46,178,335
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 15,491,359     284,484,407
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (65,030,329)   (129,683,505)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (35,626,780)    (68,119,252)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (4,704,258)     (8,147,157)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                            (403,812)       (399,595)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --      (4,562,519)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (2,396,568)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (286,633)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --         (14,059)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from
capital share transactions (Note 4)                                                 (31,240,813)    111,513,142
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (121,514,633)    182,388,261

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,635,524,719   3,453,136,458
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income of $7,205,820 and
$--, respectively)                                                               $3,514,010,086  $3,635,524,719
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                    ended
Per-share                          March 31
operating performance            (Unaudited)                                Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.28           $13.01           $12.63           $12.95           $12.37           $13.63
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .38(c)           .81(c)           .85              .84(c)           .88              .69
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.30)             .29              .34             (.30)             .61            (1.00)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .08             1.10             1.19              .54             1.49             (.31)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.41)            (.80)            (.81)            (.81)            (.83)            (.74)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.05)            (.08)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.41)            (.83)            (.81)            (.86)            (.91)            (.95)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.95           $13.28           $13.01           $12.63           $12.95           $12.37
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              0.61*            8.75             9.75             4.32            12.62            (2.35)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,064,841       $2,130,980       $2,147,326       $2,450,376       $2,903,016       $3,213,428
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .43*             .87              .89              .88              .90              .85
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.92*            6.15             6.58             6.55             7.09             7.31
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             64.26*          294.74           125.80           138.97           195.45           209.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                    ended
Per-share                          March 31
operating performance            (Unaudited)                                Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.22           $12.97           $12.59           $12.91           $12.33           $13.60
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .33(c)           .70(c)           .75              .74(c)           .79              .64
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.30)             .28              .35             (.30)             .61            (1.05)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .03              .98             1.10              .44             1.40             (.41)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.36)            (.71)            (.72)            (.72)            (.75)            (.67)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.02)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.04)            (.07)            (.19)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.36)            (.73)            (.72)            (.76)            (.82)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $12.89           $13.22           $12.97           $12.59           $12.91           $12.33
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              0.24*            7.82             8.95             3.52            11.82            (3.16)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $1,277,802       $1,334,041       $1,291,901       $1,458,848       $1,643,923       $1,752,887
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .80*            1.62             1.64             1.63             1.65             1.60
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.54*            5.42             5.83             5.80             6.33             6.55
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             64.26*          294.74           125.80           138.97           195.45           209.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                  Six months
                                                     ended                                                         For the period
Per-share                                           March 31                                                        Feb. 6, 1995+
operating performance                             (Unaudited)              Year ended September 30                  to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.25           $13.00           $12.63           $12.96           $12.29
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .37(c)           .80(c)           .80              .82(c)           .61
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.31)             .25              .35             (.32)             .66
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .06             1.05             1.15              .50             1.27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.39)            (.77)            (.78)            (.78)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                         --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                 --               --               --             (.05)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.39)            (.80)            (.78)            (.83)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.92           $13.25           $13.00           $12.63           $12.96
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               0.47*            8.38             9.39             3.99            10.54*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $150,031         $163,076           $7,850           $6,116           $2,609
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .55*            1.12             1.14             1.14              .79*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.79*            5.91             6.32             6.37             4.14*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                              64.26*          294.74           125.80           138.97           195.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                    ended                                                                          For the period
Per-share                          March 31                                                                         Apr. 11, 1994+
operating performance            (Unaudited)                         Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1999             1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.27           $13.01           $12.63           $12.98           $12.38           $12.68
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .41(c)           .83(c)           .89(c)           .88(c)           .90              .39
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.31)             .29              .34             (.34)             .64             (.30)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .10             1.12             1.23              .54             1.54              .09
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.43)            (.83)            (.85)            (.84)            (.86)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.03)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                --               --               --             (.05)            (.08)            (.09)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.43)            (.86)            (.85)            (.89)            (.94)            (.39)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      12.94           $13.27           $13.01           $12.63           $12.98           $12.38
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              0.74*            8.98            10.05             4.34            13.07              .11*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $21,336           $7,428           $6,061           $3,190          $43,196          $19,337
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .30*             .62              .64              .62              .65              .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           3.05*            6.42             6.83             6.51             7.16             3.63*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             64.26*          294.74           125.80           138.97           195.45           209.00
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
March 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing exclusively in securities backed by the full faith and credit of the United States and in repurchase agreements and forward commitments with respect to those securities.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam Funds and other accounts managed by affiliates of Putnam Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1998, the fund had a capital loss carryover of approximately $319,487,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                    Expiration
---------------------      -------------------------
$258,710,000                 September 30, 2003
  51,884,000                 September 30, 2004
   8,893,000                 September 30, 2005

G) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million, 0.475% of the next $500 million, 0.4275% of the next $500 million, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1999, fund expenses were reduced by $263,488 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,130 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund to an annual rate of 0.25%, 1.00% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $210,698 and $42,679 from the sale of class A and class M shares, respectively and $798,330 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $32,221 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1999, purchases and sales of U.S. government and agency obligations other than short-term investments aggregated $2,187,072,164 and $2,229,578,128, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                         Six months ended
                                                          March 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     71,722,332      $ 936,504,240
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,313,236         43,185,167
-----------------------------------------------------------------------------
                                                75,035,568        979,689,407

Shares
repurchased                                    (76,062,008)      (992,999,272)
-----------------------------------------------------------------------------
Net decrease                                    (1,026,440)     $ (13,309,865)
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     59,973,385      $ 785,402,534
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,642,555         86,591,930
-----------------------------------------------------------------------------
                                                66,615,940        871,994,464

Shares
repurchased                                    (71,219,827)      (931,308,277)
-----------------------------------------------------------------------------
Net decrease                                    (4,603,887)      $(59,313,813)
-----------------------------------------------------------------------------

                                                         Six months ended
                                                          March 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     17,907,115      $ 233,337,737
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,889,153         24,526,385
-----------------------------------------------------------------------------
                                                19,796,268        257,864,122

Shares
repurchased                                    (21,571,957)      (280,955,699)
-----------------------------------------------------------------------------
Net decrease                                    (1,775,689)     $ (23,091,577)
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     29,712,925      $ 387,310,922
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,653,269         47,450,098
-----------------------------------------------------------------------------
                                                33,366,194        434,761,020

Shares
repurchased                                    (32,107,152)      (418,121,195)
-----------------------------------------------------------------------------
Net increase                                     1,259,042      $  16,639,825
-----------------------------------------------------------------------------

                                                         Six months ended
                                                          March 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,795,853       $ 23,503,860
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       34,680            451,253
-----------------------------------------------------------------------------
                                                 1,830,533         23,955,113

Shares
repurchased                                     (2,527,744)       (33,022,530)
-----------------------------------------------------------------------------
Net decrease                                      (697,211)      $ (9,067,417)
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,378,067       $253,347,903
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       43,951            572,328
-----------------------------------------------------------------------------
                                                19,422,018        253,920,231

Shares
repurchased                                     (7,720,736)      (100,941,489)
-----------------------------------------------------------------------------
Net increase                                    11,701,282       $152,978,742
-----------------------------------------------------------------------------

                                                        Six months ended
                                                         March 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,439,880        $18,808,538
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       31,139            403,812
-----------------------------------------------------------------------------
                                                 1,471,019         19,212,350

Shares
repurchased                                       (382,427)        (4,984,304)
-----------------------------------------------------------------------------
Net increase                                     1,088,592        $14,228,046
-----------------------------------------------------------------------------

                                                            Year ended
                                                        September 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        682,330        $ 8,902,590
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       31,752            413,654
-----------------------------------------------------------------------------
                                                   714,082          9,316,244

Shares
repurchased                                       (620,409)        (8,107,856)
-----------------------------------------------------------------------------
Net increase                                        93,673        $ 1,208,388
-----------------------------------------------------------------------------


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Michael Martino
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' Web site: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com
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BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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SA038-51849 032/885/689/527 5/99



PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
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Putnam U.S. Government Income Trust
Supplement to  Report dated March 31, 1999

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the report.

RESULTS AT A GLANCE
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Total return
for periods ended 3/31/99                               NAV

6 months                                                 0.74%
1 year                                                   5.88
Five years                                              42.65
Annual average                                           7.36
10 years                                               114.03
Annual average                                           7.91
Life of fund (since class A inception, 2/8/84)         245.04
Annual average                                           8.52

Share value:                                            NAV

9/30/98                                                $13.27
3/31/99                                                $12.94
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Distributions:     No.         Income        Capital gains          Total
                    6          0.425              --                0.425
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Please note that past performance does not indicate future results.
Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.